Schedule of Estimated Average Useful Lives of Intangible Assets (Details)	Sep. 30, 2023
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Courseware [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years